Operating Revenue (Details) - Operating revenues - Significant customers	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CMA CGM
Operating Revenue
Percentage of operating revenue	35.00%	34.00%	29.00%
HMM Korea
Operating Revenue
Percentage of operating revenue	24.00%	31.00%	32.00%
YML
Operating Revenue
Percentage of operating revenue	16.00%	14.00%	12.00%
Hanjin
Operating Revenue
Percentage of operating revenue	0.00%	0.00%	10.00%